SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	$ (10,018,636)	$ (1,805,244)	$ (689,961)
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	(7,130,558)	211,617	2,769,080
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	(490)	(1,278)	(123,008)
BVI [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	$ (2,887,588)	$ (2,015,583)	$ (3,336,033)